File No 333-104120

811-21327

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                  [X]

            Pre-Effective Amendment No.                                                                                                            [__]

            Post-Effective Amendment No. 16                                                                                                      [X]

                                                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                            [X]

            Amendment No. 16                                                                                                                             [X]

(Check appropriate box or boxes.)

Dreyfus Manager Funds II

(Exact Name of Registrant as Specified in Charter)

                        c/o The Dreyfus Corporation

                        200 Park Avenue, New York, New York        10166

                        (Address of Principal Executive Offices)        (Zip Code)

            Registrant's Telephone Number, including Area Code: (212) 922-6000

Michael A. Rosenberg, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

              X       immediately upon filing pursuant to paragraph (b)

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                        on __________ pursuant to paragraph (b)

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                        days after filing pursuant to paragraph (a)(1)

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                        on (date) pursuant to paragraph (a)(1)

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                        75 days after filing pursuant to paragraph (a)(2)

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                        on (date) pursuant to paragraph (a)(2) of Rule 485

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If appropriate, check the following box:

                        this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 12th day of April 2011.

DREYFUS MANAGER FUNDS II
BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signatures	Title	Date
	/s/ Bradley J. Skapyak*	President	04/12/11
	Bradley J. Skapyak	(Principal Executive Officer)
	/s/ Jim Windels*	Treasurer	04/12/11
	Jim Windels	(Principal Financial and Accounting Officer)
	/s/ Joseph S. DiMartino*	Chairman of the Board of Trustees	04/12/11
Joseph S. DiMartino
	/s/ Peggy C. Davis *	Trustee	04/12/11
Peggy C. Davis
	/s/ David P. Feldman*	Trustee	04/12/11
David P. Feldman
	/s/ Ehud Houminer*	Trustee	04/12/11
Ehud Houminer
	/s/ Martin Peretz*	Trustee	04/12/11
Martin Peretz
*BY:	/s/ Michael A. Rosenberg
Michael A. Rosenberg
Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.